Derivative instruments and hedging activities - Schedule of derivatives designated as hedging instruments and hedged items (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ (5)	¥ (1)	¥ 3	¥ 1
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(5)	(1)	3	1
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	5	1	(3)	(1)
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 5	¥ 1	¥ (3)	¥ (1)